LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN TAX EXEMPT MONEY MARKET FUND

October 1, 1998

Dear Shareholder:

The previous 12-month period was largely dominated by events in Asia and more recently, Russia, where a breakdown in currency and default on debt occurred in August. U.S. financial markets reacted with an abrupt and broad drop in asset values, along with major stock markets around the world, which fell anywhere from 10% to 20%. Emerging markets equity indices were hit the hardest, plunging nearly 30% during the period. Investors continued to look to money market funds as a traditional safe haven. During this period, the J.P. Morgan Tax Exempt Money Market Fund posted a positive 3.23% return, while its benchmark, the IBC Tax Free Money Fund Average posted a gain of 3.04% over the same period. The fund's current average 7-day yield of 2.91% translates to a tax equivalent yield of 4.82%, assuming a 39.6% federal income tax rate.

The fund maintained a stable $1.00 net asset value over the year. On August 31, 1998, the assets of the fund were $1.2 billion while the net assets of The Tax Exempt Money Market Portfolio, in which the fund invests, were $1.8 billion. Dividends of approximately $0.03 per share were paid from ordinary income, all of which is exempt from federal income taxes.

This report includes a discussion with Dan Mulvey, the portfolio manager primarily responsible for The Tax Exempt Money Market Portfolio. In this interview, Dan talks about the events of the previous 12 months that had the greatest effect on the portfolio, and discuss how our investment strategy was used to protect assets in a difficult environment. We hope this helps you understand some of the factors that affect how your money is managed.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 521-5411.

Sincerely yours,


/s/ Ramon de Oliveira                     /s/ Keith M. Schappert

Ramon de Oliveira                         Keith M. Schappert
Chairman of Asset Management Services     President of Asset Management Services
J.P. Morgan &Co. Incorporated             J.P. Morgan &Co. Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS. . . .1        GLOSSARY OF TERMS. . . . . . . .5

FUND PERFORMANCE. . . . . . . . .2        FUND FACTS AND HIGHLIGHTS. . . .6

PORTFOLIO MANAGER Q&A . . . . . .3        FINANCIAL STATEMENTS. . . . . . 8
--------------------------------------------------------------------------------

                                                                               1

FUND PERFORMANCE

EXAMINING PERFORMANCE

One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


PERFORMANCE                                  TOTAL RETURNS          AVERAGE ANNUAL TOTAL RETURNS
                                             ----------------    -----------------------------------
                                             THREE     SIX       ONE       THREE     FIVE      TEN
AS OF AUGUST 31, 1998                        MONTHS    MONTHS    YEAR      YEARS     YEARS     YEARS
-------------------------------------------------------------    -----------------------------------
J.P. Morgan Tax Exempt Money Market Fund     0.77%     1.58%     3.23%     3.21%     3.04%     3.68%
IBC Tax Free Money Fund Average              0.72%     1.48%     3.04%     3.03%     2.87%     3.54%
Lipper Retail Tax Exempt
   Money Market Fund Average                 0.73%     1.50%     3.04%     3.06%     2.87%     3.56%

AS OF JUNE 30, 1998
-------------------------------------------------------------    -----------------------------------
J.P. Morgan Tax Exempt Money Market Fund     0.82%     1.57%     3.25%     3.23%     3.00%     3.72%
IBC Tax Free Money Fund Average              0.78%     1.49%     3.07%     3.05%     2.83%     3.58%
Lipper Retail Tax Exempt
   Money Market Fund Average                 0.78%     1.48%     3.07%     3.07%     2.83%     3.59%



PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES AND ASSUME THE REINVESTMENT OF DISTRIBUTIONS. IBC TAX FREE MONEY FUND AVERAGE IS AN AVERAGE OF ALL MAJOR TAX FREE MONEY MARKET RETURNS. THIS COMPARATIVE INFORMATION IS AVAILABLE TO THE PUBLIC FROM THE IBC ORGANIZATION, INC. LIPPER ANALYTICAL SERVICES,INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

[PHOTO]

The following is an interview with DAN MULVEY, vice president, responsible for managing The Tax Exempt Money Market Portfolio, in which the fund invests. Dan joined Morgan in September 1991 after six years at Equitable Life where he was a trader for money market, government, and corporate securities. He earned a BA in economics from the University of Illinois and an MBA from Fordham University. This interview was conducted on September 21, 1998, and represents Dan's views on that date.

DURING THE PERIOD UNDER REVIEW, THE FUND'S PERFORMANCE BECAME MORE COMPETITIVE, STACKING UP FAVORABLY AGAINST OUR COMPETITORS. WHAT FACTORS CONTRIBUTED?

DM: Specifically, we reduced our holdings in floating rate paper and increased our holdings in commercial paper and notes. In June, we took advantage of attractive percentages versus taxables and seasonal note issuance to extend the average maturity of the portfolio. We also increased our holdings in synthetic Variable Rate Demand Notes (VRDNs), which offer additional yield versus generic VRDNs. We think these decisions combined contributed five additional basis points of yield to the portfolio during this year.

THE FLIGHT TO QUALITY CONTINUES AS INVESTORS SEEK A HAVEN FROM VOLATILITY. PLEASE COMMENT ON HOW THIS HAS AFFECTED THE PORTFOLIO.

DM: What we're seeing is a more pronounced flow to fixed income funds and still a decent flow to money market funds.

A RELATED ISSUE IS THE CURRENT EXPECTATION THAT THE FEDERAL RESERVE WILL EASE IN THE NEAR TERM. PLEASE COMMENT.

DM: We expect to see some easing -- and we believe the volatility that we're seeing in the markets will prompt an ease in monetary policy. We originally expected this easing to occur some time at the end of 1998 or early 1999. However, the kind of volatility we've seen lately could very well push the Fed to do something sooner than later. The good news for the fund is, if that should happen, we're positioned to perform well under those circumstances.

PLEASE EXPLAIN.

DM: In anticipation of this action by the Fed, we've gotten the portfolio as laddered as possible, recognizing that additional assets may be invested at increasingly lower rates. So we're trying to manage this position with a keen eye, if you will, while carefully maintaining liquidity in the fund should monies go out, as well.

This is exactly the rationale behind our decision to increase weightings in commercial paper and notes. Unlike the LIBOR curve, there's some steepness, or slope, to the tax exempt curve right now, so even if nothing happens with the Fed the portfolio will still benefit.

WHAT IS YOUR OUTLOOK FOR THE MONTHS AHEAD? AND HOW ARE YOU POSITIONING THE PORTFOLIO IN LIGHT OF YOUR FORECAST?

DM: We're going to maintain the laddered structure to the portfolio. We think this offers us the best possible liquidity and the best structure in these rather uncertain markets with uncertain asset flows. Given our expectations for lower taxable rates, it makes being laddered not a really risky bet for the portfolio, which we believe is in the fund's best interest.

As well, it's imperative that we maintain the highest credit quality -- this allows us to remain liquid if market trends reverse themselves. Another important point to note is that given the short-term taxable money market is seeing an inverted yield curve right now, and the tax exempt curve has some slope, as we mentioned earlier, we see it as an opportunity to extend the average maturity and not adversely affect the overall yield of the portfolio.

GLOSSARY OF TERMS

AVERAGE MATURITY: The weighted average time to maturity of the entire portfolio with the weights equal to the percentage of the portfolio invested in each security (see Maturity).

CREDIT RATING: The rating assigned to a bond or note by independent rating agencies such as Standard & Poor's Corporation and Moody's Investors Service. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

CREDIT RISK: Financial risk that an obligation will not be paid and a loss will result.

LETTER OF CREDIT: Instrument or document issued by a bank guaranteeing the payment of a customer's drafts up to a stated amount and eliminating the seller's risk.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement or expiration with no value or the date a security comes due and fully payable.

VARIABLE RATE DEMAND NOTE: Note representing borrowings that is payable on demand and that bears interest tied to a base money market rate, usually the bank prime rate. The rate on the note is adjusted upward or downward each time the base rate changes.

YIELD: Coupon rate of interest on a bond divided by the purchase price. As a bond's price falls, its yield rises and vice versa.

YIELD CURVE: A graph showing the term structure or level of interest rates ranging from the shortest to the longest maturities. The resulting curve shows if short-term interest rates are higher or lower than long-term rates. Normally, the longer the bond, the higher the yield it offers, resulting in a positive yield curve. An inverted yield curve can occur when there are supply/demand imbalances for various maturities, which results in short-term rates at higher levels than longer-term instruments.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.00% and a municipal is yielding 5.00%, the yield spread is 1.00% or 100 basis points.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan Tax Exempt Money Market Fund seeks to provide a high level of current income exempt from federal income tax and maintain a high level of liquidity. It is designed for investors who seek to preserve capital and earn current income exempt from federal income tax.


--------------------------------------------------------------------------------
INCEPTION DATE
09/12/83

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 8/31/98
$1,239,905,999

--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 8/31/98
$1,844,135,927

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/11/98


EXPENSE RATIO
The fund's current annual expense ratio of 0.43% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF AUGUST 31, 1998

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

VARIABLE RATE DEMAND NOTES              71.7%

COMMERCIAL PAPER                        16.8%

TAX REVENUE ANTICIPATION NOTES           4.0%

THIRD PARTY PUT BONDS                    3.2%

TAX ANTICIPATION NOTES                   1.3%

REVENUE ANTICIPATION NOTES               1.3%

OPTIONAL PUT BONDS                       1.2%

REVENUE ANTICIPATION WARRANTS            0.5%

AVERAGE 7-DAY YIELD
2.91%

AVERAGE MATURITY
35 days

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. MORGAN GUARANTY TRUST COMPANY OF NEW YORK SERVES AS INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT. EFFECTIVE OCTOBER 1, 1998 THE PORTFOLIO'S INVESTMENT ADVISOR WILL BE J.P. MORGAN INVESTMENT MANAGEMENT INC., A WHOLLY OWNED SUBSIDIARY OF J.P. MORGAN & CO. INC. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. WHILE THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO CONTINUE TO DO SO.

Opinions expressed herein are based on current market conditions and are subject to change without notice. The fund invests through a master portfolio (another fund with the same objective). Income may be subject to some state or local taxes. Some income may be subject to the Federal alternative minimum tax for certain investors. Capital gains are not exempt from taxes.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN TAX EXEMPT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investment in The Tax Exempt Money Market
  Portfolio ("Portfolio"), at value                $1,241,096,717
Prepaid Trustees' Fees                                      2,345
Prepaid Expenses and Other Assets                             385
                                                   --------------
    Total Assets                                    1,241,099,447
                                                   --------------
LIABILITIES
Dividends Payable to Shareholders                         798,380
Shareholder Servicing Fee Payable                         261,191
Administrative Services Fee Payable                        30,151
Administration Fee Payable                                  5,633
Fund Services Fee Payable                                   1,163
Accrued Expenses                                           96,930
                                                   --------------
    Total Liabilities                                   1,193,448
                                                   --------------
NET ASSETS
Applicable to 1,239,831,987 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $1,239,905,999
                                                   --------------
                                                   --------------
Net Asset Value, Offering and Redemption Price
  Per Share                                                 $1.00
                                                             ----
                                                             ----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $1,240,176,867
Accumulated Net Realized Loss on Investment              (270,868)
                                                   --------------
    Net Assets                                     $1,239,905,999
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX EXEMPT MONEY MARKET FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED AUGUST 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                       $43,352,434
Allocated Portfolio Expenses                                     (2,616,781)
                                                                -----------
    Net Investment Income Allocated from
      Portfolio                                                  40,735,653
FUND EXPENSES
Shareholder Servicing Fee                          $1,907,080
Administrative Services Fee                           354,364
Registration Fees                                      70,751
Transfer Agent Fees                                    50,263
Fund Services Fee                                      38,366
Professional Fees                                      30,260
Administration Fee                                     28,462
Trustees' Fees and Expenses                            17,099
Miscellaneous                                          43,100
                                                   ----------
    Total Fund Expenses                                           2,539,745
                                                                -----------
NET INVESTMENT INCOME                                            38,195,908
NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                          42,215
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $38,238,123
                                                                -----------
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX EXEMPT MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL    FOR THE FISCAL
                                                     YEAR ENDED        YEAR ENDED
                                                   AUGUST 31, 1998   AUGUST 31, 1997
                                                   ---------------   ---------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    38,195,908   $    33,598,389
Net Realized Gain (Loss) on Investment Allocated
  from Portfolio                                            42,215           (26,824)
                                                   ---------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                        38,238,123        33,571,565
                                                   ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                  (38,195,908)      (33,598,389)
                                                   ---------------   ---------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (AT A CONSTANT $1.00
  PER SHARE)
Proceeds from Shares of Beneficial Interest Sold     5,229,719,103     4,142,252,579
Reinvestment of Dividends                               29,223,437        28,499,046
Cost of Shares of Beneficial Interest Redeemed      (5,123,033,760)   (4,117,140,590)
                                                   ---------------   ---------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                              135,908,780        53,611,035
                                                   ---------------   ---------------
    Total Increase in Net Assets                       135,950,995        53,584,211
NET ASSETS
Beginning of Fiscal Year                             1,103,955,004     1,050,370,793
                                                   ---------------   ---------------
End of Fiscal Year                                 $ 1,239,905,999   $ 1,103,955,004
                                                   ---------------   ---------------
                                                   ---------------   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX EXEMPT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each year are as follows:

                                                              FOR THE FISCAL YEAR ENDED AUGUST 31,
                                                   ----------------------------------------------------------
                                                      1998         1997         1996        1995       1994
                                                   ----------   ----------   ----------   --------   --------
NET ASSET VALUE, BEGINNING OF YEAR                 $     1.00   $     1.00   $     1.00   $   1.00   $   1.00
                                                   ----------   ----------   ----------   --------   --------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                  0.0318       0.0314       0.0318     0.0336     0.0212
Net Realized Gain (Loss) on Investment                 0.0000(a)    (0.0000)(a)    (0.0000)(a)  (0.0002)  (0.0000)(a)
                                                   ----------   ----------   ----------   --------   --------
Total from Investment Operations                       0.0318       0.0314       0.0318     0.0334     0.0212
                                                   ----------   ----------   ----------   --------   --------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                 (0.0318)     (0.0314)     (0.0318)   (0.0336)   (0.0212)
Net Realized Gain                                          --           --           --         --    (0.0000)(a)
                                                   ----------   ----------   ----------   --------   --------
Total Distributions to Shareholders                   (0.0318)     (0.0314)     (0.0318)   (0.0336)   (0.0212)
                                                   ----------   ----------   ----------   --------   --------

NET ASSET VALUE, END OF YEAR                       $     1.00   $     1.00   $     1.00   $   1.00   $   1.00
                                                   ----------   ----------   ----------   --------   --------
                                                   ----------   ----------   ----------   --------   --------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                             3.23%        3.18%        3.23%      3.41%      2.14%
Net Assets, End of Year (in thousands)             $1,239,906   $1,103,955   $1,050,371   $985,069   $973,599
Ratios to Average Net Assets
  Expenses                                               0.43%        0.46%        0.48%      0.51%      0.52%
  Net Investment Income                                  3.18%        3.13%        3.17%      3.35%      2.10%
  Expenses without reimbursement                         0.43%        0.46%        0.48%      0.51%      0.53%

------------------------
(a) Less than $0.0001.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The J.P. Morgan Tax Exempt Money Market Fund (the "fund") is a separate series of the J.P. Morgan Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund, prior to its tax-free reorganization on July 11, 1993, to a series of the trust, operated as a stand-alone mutual fund. Costs related to the reorganization were borne by Morgan Guaranty Trust Company of New York ("Morgan"). This report includes periods which preceded the fund's reorganization and reflects the operations of the predecessor entity. Prior to January 1, 1998, the trust's and the fund's names were The JPM Pierpont Funds and The JPM Pierpont Tax Exempt Money Market Fund, respectively.

The fund invests all of its investable assets in The Tax Exempt Money Market Portfolio (the "portfolio"), a diversified open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (67% at August 31, 1998). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income and net realized capital gain, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the fund's daily dividends. Substantially all the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the fund.

   d) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Code, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary. For United States federal income tax purposes, the fund had a capital loss carryforward at August 31, 1998 of $272,960, of which $36,548 expires in 2003 and $236,412 expires in 2004. The fund utilized $15,353 of its capital loss carryforward in the current year. To the extent that this capital loss is used to offset future capital

J.P. MORGAN TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------
      gains, it is probable that the gains so offset will not be distributed to shareholders. The fund incurred approximately $3,525 of realized long term capital losses in the period from November 1, 1997 to August 31, 1998. These losses were deferred for tax purposes until September 1, 1998.

   e) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended August 31, 1998, the fee for these services amounted to $28,462.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and the J.P. Morgan Institutional Funds (formerly The JPM Institutional Funds) invest (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended August 31, 1998, the fee for these services amounted to $354,364.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The Agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate. This rate was 0.15% of the average daily net assets of the fund up to and including $2 billion and 0.10% on any excess over $2 billion. Effective August 1, 1998 the rate for the first $2 billion increased to 0.25%. For the fiscal year ended August 31, 1998, the fee for these services amounted to $1,907,080.

J.P. MORGAN TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

      Morgan, Charles Schwab & Co. ("Schwab") and the trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the Services Agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $38,366 for the fiscal year ended August 31, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $8,100.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
J.P. Morgan Tax Exempt Money Market Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of J.P. MorganTax Exempt Money Market Fund (one of the series constituting part of the J.P. Morgan Funds, hereafter referred to as the "fund") at August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
October 15, 1998

J.P. MORGAN TAX EXEMPT MONEY MARKET FUND
SUPPLEMENTAL PROXY INFORMATION
--------------------------------------------------------------------------------

A Joint Special Meeting of Shareholders of the J.P. Morgan Family of Funds was held on June 25, 1998, adjourned to August 20, 1998. Each of the applicable funds voted in favor of adopting the following proposals, therefore, the results are aggregated for the Trust unless otherwise, specified.

1. To elect a slate of five Trustees to hold office for a term of unlimited duration subject to the current retirement age of 70 (applicable to J.P. Morgan Funds, J.P. Morgan Institutional Funds and J.P. Morgan Series Trust):

                                                     VOTES IN        VOTES
                                                     FAVOR OF       AGAINST
                                                   -------------   ----------
Frederick S. Addy................................  2,692,335,831   18,884,648
William G. Burns.................................  2,692,395,937   18,824,542
Arthur C. Eschenlauer............................  2,691,798,990   19,421,489
Matthew Healey...................................  2,692,393,425   18,827,054
Michael P. Mallardi..............................  2,692,488,290   18,732,189

2. To standardize the funds' and their corresponding portfolios' fundamental investment restrictions:

2a. Diversification of investments (applicable to all funds and portfolios except for J.P. Morgan Japan Equity, J.P. Morgan Institutional Equity, J.P. Morgan Institutional International Bond, J.P. New York Total Return Bond, J.P. Morgan Institutional New York Total Return Bond, J.P. Morgan Emerging Markets Debt and J.P. Morgan California Bond Funds and their corresponding portfolios)

VOTES IN             VOTES        VOTES
   FAVOR OF         AGAINST     ABSTAINED
----------------   ----------   ----------
681,455,464.....   10,662,585   10,500,311

2b. Concentration of assets in a particular industry (applicable to all funds and portfolios)

VOTES IN             VOTES       VOTES
   FAVOR OF         AGAINST    ABSTAINED
----------------   ---------   ----------
682,684,876.....   9,433,173   10,500,311

2c.  Issuance of senior securities (applicable to all funds and portfolios)

VOTES IN             VOTES       VOTES
   FAVOR OF         AGAINST    ABSTAINED
----------------   ---------   ----------
682,685,090.....   9,432,959   10,500,311

2d.  Borrowing (applicable to all funds and portfolios)

VOTES IN             VOTES       VOTES
   FAVOR OF         AGAINST    ABSTAINED
----------------   ---------   ----------
681,624,740.....   9,467,963   11,525,657

J.P. MORGAN TAX EXEMPT MONEY MARKET FUND
SUPPLEMENTAL PROXY INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

2e.  Underwriting (applicable to all funds and portfolios)

VOTES IN             VOTES       VOTES
   FAVOR OF         AGAINST    ABSTAINED
----------------   ---------   ----------
686,616,760.....   9,501,289   10,500,311

2f.  Investment in Real Estate (applicable to all funds and portfolios)

VOTES IN             VOTES        VOTES
   FAVOR OF         AGAINST     ABSTAINED
----------------   ----------   ----------
681,169,110.....   10,948,939   10,500,311

2g.  Commodities (applicable to all funds and portfolios)

VOTES IN             VOTES       VOTES
   FAVOR OF         AGAINST    ABSTAINED
----------------   ---------   ----------
681,302,523.....   9,719,313   11,596,524

2h.  Lending (applicable to all funds and portfolios)

VOTES IN             VOTES       VOTES
   FAVOR OF         AGAINST    ABSTAINED
----------------   ---------   ----------
681,267,519.....   9,754,317   11,596,524

2i. Reclassification of Other Fundamental Restrictions as Nonfundamental (applicable to all funds and portfolios)

VOTES IN             VOTES        VOTES
   FAVOR OF         AGAINST     ABSTAINED
----------------   ----------   ----------
680,960,613.....   11,050,679   10,607,068

3. Reclassification of Investment Objectives from Fundamental to Nonfundamental (applicable to all funds and portfolios except for J.P. Morgan Disciplined Equity, J.P. Morgan Institutional Disciplined Equity, J.P. Morgan International Opportunities, J.P. Morgan Institutional International Opportunities, J.P. Morgan Global Strategic Income, J.P. Morgan Institutional Global Strategic Income, J.P. Morgan Emerging Markets Debt, J.P. Morgan U.S. Small Company Opportunities, J.P. Morgan Tax Aware U.S. Equity, J.P. Morgan California Bond, J.P. Morgan Institutional Treasury Money Market and J.P. Morgan Institutional Service Treasury Money Market Funds)

VOTES IN             VOTES        VOTES
   FAVOR OF         AGAINST     ABSTAINED
----------------   ----------   ---------
675,572,325.....   17,691,431   9,354,603

4. Approval of New Investment Advisory Agreement (applicable to all funds and portfolios)

VOTES IN             VOTES        VOTES
   FAVOR OF         AGAINST     ABSTAINED
----------------   ----------   ---------
678,232,942.....   14,913,656   9,471,762

J.P. MORGAN TAX EXEMPT MONEY MARKET FUND
SUPPLEMENTAL PROXY INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

5. Amendment of the Declaration of Trust (applicable to J.P. Morgan Funds and J.P. Morgan Institutional Funds)

VOTES IN             VOTES        VOTES
    FAVOR OF        AGAINST     ABSTAINED
----------------   ----------   ----------
2,645,059,081...   16,807,551   47,376,755

6. Ratification of the selection of independent accountants, PricewaterhouseCoopers LLP (applicable to J.P. Morgan Funds, J.P. Morgan Institutional Funds and J.P. Morgan Series Trust)

VOTES IN             VOTES       VOTES
    FAVOR OF        AGAINST    ABSTAINED
----------------   ---------   ----------
2,682,031,391...   4,303,418   24,885,671

The Tax Exempt Money Market Portfolio
Annual Report August 31, 1998
(The following pages should be read in conjunction with J.P. Morgan Tax Exempt Money Market Fund
Annual Financial Statements)

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY        MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE            DATE           RATE        VALUE
--------------    -------------------------------------------------  --------   ------------------   ------    -----------
ALABAMA (2.3%)
$       9,000     Birmingham-Carraway Special Care Facilities
                    Financing Authority, (Carraway Methodist
                    Health, Series A, due 08/15/28), LOC Amsouth
                    Bank...........................................     VRDN              09/02/98(b)  3.220%  $ 9,000,000
        9,000     Huntsville Health Care Authority, (Series A, due
                    06/01/27), MBIA Insured........................     VRDN              09/02/98(b)  3.150     9,000,000
        2,250     Jefferson County, (Public Improvement Revenue
                    Warrant, Briarwood Presbyterian Church Project,
                    Series 1988, due 05/01/08), LOC Amsouth Bank...     VRDN              09/01/98(b)  5.015     2,250,000
          900     Stevenson Industrial Development Board,
                    (Refunding, Mead Corp. Project, due 11/01/16),
                    LOC CS First Boston............................     VRDN              09/01/98(b)  3.300       900,000
       20,900     West Jefferson Industrial Development Board,
                    (Refunding, PCR, Power Co. Project, due
                    06/01/28)......................................     VRDN              09/01/98(b)  3.250    20,900,000
                                                                                                               -----------
                                                                                                                42,050,000
                                                                                                               -----------

ALASKA (0.8%)
        5,100     Alaska State Housing Finance Corp., (Series
                    1991C, due 06/01/26), LOC Swiss Bank...........     VRDN              09/02/98(b)  3.220     5,100,000
        9,300     Valdez Marine Terminal, (Refunding, Exxon
                    Pipeline Co. Project, Series A, due
                    12/01/33)......................................     VRDN              09/01/98(b)  3.200     9,300,000
                                                                                                               -----------
                                                                                                                14,400,000
                                                                                                               -----------

ARIZONA (1.5%)
        7,700     Apache County, (IDR, Tuscon Power Co.,
                    Springerville Project, due 12/01/20), LOC
                    Barclays Bank International....................     VRDN              09/02/98(b)  3.250     7,700,000
        1,800     Casa Grande Industrial Development Authority,
                    (IDR, Frito-Lay Inc./Pepsico., due 12/01/03)...     VRDN              09/01/98(b)  4.675     1,800,000
        4,700     Maricopa County Pollution Control Corp., (PCR, El
                    Paso Electric Co., due 12/01/14), LOC CS First
                    Boston.........................................     VRDN              09/02/98(b)  3.250     4,700,000
       10,000     Maricopa County Pollution Control Corp., (PCR,
                    Refunding, Series D, due 05/01/29), LOC Bank of
                    America N.T. & S.A.............................     VRDN              09/01/98(b)  3.250    10,000,000
        3,705     Pima County Industrial Development Authority,
                    (MFHR, Refunding, La Cholla Apartments Project,
                    due 12/01/25), LOC Texas Commerce Bank.........     VRDN              09/03/98(b)  3.300     3,705,000
                                                                                                               -----------
                                                                                                                27,905,000
                                                                                                               -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY        MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE            DATE           RATE        VALUE
--------------    -------------------------------------------------  --------   ------------------   ------    -----------
ARKANSAS (0.3%)
$       5,175     Texarkana, (IDR, Refunding, Cooper Tire & Rubber
                    Co. Project, Series 1991, due 03/01/21)........     VRDN              09/03/98(b)  3.950%  $ 5,175,000
                                                                                                               -----------

CALIFORNIA (2.2%)
        2,000     Fresno, (IDR, Fresno MSA Limited Partnership
                    Project, due 08/01/05), LOC Bank of Nova
                    Scotia.........................................     VRDN              09/01/98(b)  5.252     2,000,000
       25,000     Los Angeles County, (Series A)...................     TRAN              06/30/99    4.500     25,165,312
        1,500     Los Angeles Regional Airports Improvement Corp.,
                    (American Airlines - LA International, Series
                    B, due 12/01/24), LOC Wachovia Bank of
                    Georgia........................................     VRDN              09/01/98(b)  3.375     1,500,000
        5,000     Los Angeles, (Unified School District)...........     TRAN              10/01/98    4.500      5,002,761
        7,000     Orange County....................................       CP              09/09/98    3.700      7,000,000
          100     Pico Rivera Redevelopment Agency, (Crossroads
                    Plaza Project, due 12/01/10), LOC Wachovia Bank
                    of Georgia.....................................     VRDN              09/01/98(b)  2.750       100,000
          300     Turlock Irrigation District, (Series A, due
                    01/01/14), LOC Societe Generale................     VRDN              09/02/98(b)  2.500       300,000
                                                                                                               -----------
                                                                                                                41,068,073
                                                                                                               -----------

COLORADO (0.6%)
        4,025     Denver City & County Airport, (Series 13, due
                    11/01/23)......................................     VRDN              09/02/98(b)  3.600     4,025,000
        1,400     Douglas County, (MFHR, Autumn Chase Project, due
                    07/01/06), LOC Citibank N.A....................     VRDN              09/03/98(b)  3.350     1,400,000
        5,000     Smith Creek Metro District, (due 10/01/35), LOC
                    Nationsbank of Texas...........................     VRDN              09/03/98(b)  3.300     5,000,000
                                                                                                               -----------
                                                                                                                10,425,000
                                                                                                               -----------

DISTRICT OF COLUMBIA (0.8%)
        2,200     District of Columbia, (Refunding, Series 1992
                    A-1, due 10/01/07), LOC National Westminster
                    Bank PLC.......................................     VRDN              09/01/98(b)  3.450     2,200,000
        1,600     District of Columbia, (Refunding, Series 1992
                    A-2, due 10/01/07), LOC Canadian Imperial
                    Bank...........................................     VRDN              09/01/98(b)  3.450     1,600,000
        1,800     District of Columbia, (Refunding, Series 1992
                    A-5, due 10/01/07), LOC Bank of Nova Scotia....     VRDN              09/01/98(b)  3.450     1,800,000
       10,000     District of Columbia, (Refunding, Series 1992
                    A-6, due 10/01/07), LOC National Westminster
                    Bank PLC.......................................     VRDN              09/01/98(b)  3.450    10,000,000
                                                                                                               -----------
                                                                                                                15,600,000
                                                                                                               -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY        MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE            DATE           RATE        VALUE
--------------    -------------------------------------------------  --------   ------------------   ------    -----------
FLORIDA (3.1%)
$       5,000     Alachua County Health Facilities Authority,
                    (Shands Teaching Hospital, Series B, due
                    12/01/26)......................................     VRDN              09/02/98(b)  3.220%  $ 5,000,000
        5,800     Citrus Park Community Development District,
                    (Florida Capital Improvement Project, due
                    11/01/16), LOC Dresdner Bank...................     VRDN              09/02/98(b)  3.220     5,800,000
        8,200     Dade County Health Facilities Authority, (Miami
                    Children's Hospital Project, due 09/01/25),
                    AMBAC Insured..................................     VRDN              09/02/98(b)  3.150     8,200,000
       10,800     Dade County, (Water & Sewer System, Series 1994,
                    due 10/05/22), FGIC Insured....................     VRDN              09/02/98(b)  3.150    10,800,000
       10,700     Florida Municipal Power Agency, (Refunding, Sub-
                    Stanton II Project, due 10/01/27)..............     VRDN              09/02/98(b)  3.220    10,700,000
        7,290     Jacksonville, (Refunding, Florida Power & Light
                    Co. Project, Series 1995, due 05/01/29)........     VRDN              09/01/98(b)  3.200     7,290,000
        1,550     St. Lucie County, (PCR, Refunding, Florida Power
                    & Light Co. Project, due 03/01/27).............     VRDN              09/01/98(b)  3.200     1,550,000
        7,300     Tampa Occupational License Tax, (Series A, due
                    10/01/18), FGIC Insured........................     VRDN              09/02/98(b)  3.220     7,300,000
                                                                                                               -----------
                                                                                                                56,640,000
                                                                                                               -----------

GEORGIA (6.3%)
        1,500     Appling County Development Authority, (PCR,
                    Georgia Power Co. - Hatch Project, due
                    09/01/29)......................................     VRDN              09/01/98(b)  3.250     1,500,000
        1,700     Bartow County Development Authority, (PCR,
                    Georgia Power Co., 1st Series, due 06/01/23)...     VRDN              09/01/98(b)  3.250     1,700,000
       17,800     Burke County Development Authority, (PCR, Georgia
                    Power Co., Series 1997, Vogtle Project -1st
                    Series, due 04/01/32)..........................     VRDN              09/01/98(b)  3.250    17,800,000
       17,800     Burke County Development Authority, (PCR,
                    Oglethorpe Power Corp., Series 1994A, due
                    01/01/19), FGIC Insured........................     VRDN              09/02/98(b)  3.150    17,800,000
        1,660     Clayton County Housing Authority, (MFHR,
                    Refunding, Huntington Woods Project, Series
                    1990A, FSA, due 01/01/21), LOC Barclays Bank
                    PLC............................................     VRDN              09/02/98(b)  3.400     1,660,000
        4,000     DeKalb County Development Authority, (Metro
                    Atlanta YMCA Project, Series 1995, due
                    06/01/20), LOC Wachovia Bank of Georgia........     VRDN              09/02/98(b)  3.200     4,000,000
       25,000     Fulton County....................................      TAN              12/31/98    4.250     25,050,024
       13,500     Georgia, (due 04/01/10)..........................     VRDN              09/03/98(b)  3.450    13,500,000
        1,000     Heard County Development Authority, (PCR, Georgia
                    Power Co., Wansley Project, due 09/01/29)......     VRDN              09/01/98(b)  3.250     1,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY        MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE            DATE           RATE        VALUE
--------------    -------------------------------------------------  --------   ------------------   ------    -----------
GEORGIA (CONTINUED)
$       7,500     Monroe County Development Authority, (PCR,
                    Georgia Power Co. Scherer Plant, due
                    09/01/29.......................................     VRDN              09/01/98(b)  3.250%  $ 7,500,000
        7,500     Monroe County Development Authority, (PCR,
                    Georgia Power Co., Scherer Project-2nd Series,
                    due 07/01/25)..................................     VRDN              09/01/98(b)  3.850     7,500,000
        8,300     Putnam County Development Authority, (PCR,
                    Georgia Power Co., due 03/01/24)...............     VRDN              09/01/98(b)  3.250     8,300,000
        5,200     Putnam County Development Authority, (PCR,
                    Georgia Power Co., due 04/01/32)...............     VRDN              09/01/98(b)  3.850     5,200,000
        4,100     Putnam County Development Authority, (PCR,
                    Georgia Power Co., Series 1, due 06/01/23).....     VRDN              09/01/98(b)  3.250     4,100,000
                                                                                                               -----------
                                                                                                               116,610,024
                                                                                                               -----------

ILLINOIS (10.3%)
       10,000     Chicago, (MFHR, Waveland Association Project, due
                    11/01/10), LOC Swiss Bank......................     VRDN              09/01/98(b)  3.200    10,000,000
        6,000     Chicago, (O'Hare International Airport, 2nd Lien,
                    Series A, due 01/01/15), LOC Societe
                    Generale.......................................     VRDN              09/02/98(b)  3.220     6,000,000
        4,500     Chicago, (O'Hare International Airport, General
                    Airport 2nd Lien, Series 1984B, due 01/01/15),
                    LOC Societe Generale...........................     VRDN              09/02/98(b)  3.220     4,500,000
       34,110     Chicago, (Series 1998, due 01/01/28).............     VRDN              09/03/98(b)  3.450    34,110,000
       21,000     Chicago, (Wastewater Transmission Revenue, due
                    01/01/25)......................................     VRDN              09/03/98(b)  3.450    21,000,000
       10,000     Illinois Development Finance Authority, (Chicago
                    Symphony Project, due 06/01/31), LOC Bank of
                    America........................................     VRDN              09/02/98(b)  3.200    10,000,000
        1,600     Illinois Development Finance Authority, (Olin
                    Corp. Project, Series A, due 06/01/04), LOC
                    Wachovia Bank of South Carolina................     VRDN              09/01/98(b)  3.300     1,600,000
        4,540     Illinois Development Finance Authority, (Olin
                    Corp. Project, Series D, due 03/01/16), LOC
                    Wachovia Bank of South Carolina................     VRDN              09/01/98(b)  3.300     4,540,000
        5,200     Illinois Development Finance Authority, (PCR,
                    Illinois Power Co. Project, Series 1993B, due
                    11/01/28), LOC Canadian Imperial Bank..........     VRDN              09/02/98(b)  3.220     5,200,000
       19,250     Illinois Educational Facilities Authority,
                    (University Pooled Financing Program, due
                    12/01/05), FGIC Insured........................     VRDN              09/02/98(b)  3.250    19,250,000
        3,900     Illinois Health Facilities Authority, (Children's
                    Memorial Hospital Project, Series B, due
                    11/01/15), LOC First National Bank of
                    Chicago........................................     VRDN              09/02/98(b)  3.250     3,900,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY        MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE            DATE           RATE        VALUE
--------------    -------------------------------------------------  --------   ------------------   ------    -----------
ILLINOIS (CONTINUED)
$       2,400     Illinois Health Facilities Authority, (Loyola
                    University Health System, Series B, due
                    07/01/24), MBIA Insured........................     VRDN              09/02/98(b)  3.150%  $ 2,400,000
       14,300     Illinois Health Facilities Authority, (Swedish
                    Covenant Hospital Project, Series 1995, due
                    08/01/25), AMBAC Insured.......................     VRDN              09/02/98(b)  3.300    14,300,000
       10,000     Illinois Toll Highway Authority, (Refunding,
                    Series 1993B, due 01/01/10), LOC Societe
                    Generale.......................................     VRDN              09/02/98(b)  3.150    10,000,000
       26,785     Illinois, (due 04/01/23).........................     VRDN              09/03/98(b)  3.450    26,785,000
        6,500     Illinois, (Series 40, due 08/05/12)..............     VRDN              09/03/98(b)  3.460     6,500,000
        7,600     Oak Forest, (Weekly Mode - Homewood Pool, due
                    07/01/24), LOC First National Bank of
                    Chicago........................................     VRDN              09/02/98(b)  3.250     7,600,000
        3,000     Saint Charles, (IDR, Pier 1 Imports-Midwest
                    Project, Series 1986, due 12/15/26), LOC Bank
                    One Texas......................................     VRDN              09/02/98(b)  3.420     3,000,000
                                                                                                               -----------
                                                                                                               190,685,000
                                                                                                               -----------

INDIANA (5.2%)
       75,800     Indiana Bond Bank................................       CP              11/05/98    3.550     75,800,000
        5,900     Indiana Development Finance Authority, (Bayer
                    Corp. Project, due 03/01/09)...................     VRDN              09/01/98(b)  3.300     5,900,000
        1,200     Jasper County, (PCR, Refunding, Northern Indiana
                    Public Service, Series B, due 06/01/13)........     VRDN              09/01/98(b)  3.300     1,200,000
        2,100     Princeton, (PCR, Refunding, PSI Energy Inc.
                    Project, due 03/01/19), LOC Canadian Imperial
                    Bank...........................................     VRDN              09/01/98(b)  3.300     2,100,000
        4,050     Rockport, (PCR, Indiana and Michigan Electric Co.
                    Project, Series 1985A, due 01/14/08), LOC Swiss
                    Bank Corp......................................     VRDN              09/02/98(b)  3.450     4,050,000
        6,400     South Bend Redevelopment Authority, (Rental-
                    College Football, due 02/01/19), LOC Landesbank
                    Hessen.........................................     VRDN              09/02/98(b)  3.250     6,400,000
                                                                                                               -----------
                                                                                                                95,450,000
                                                                                                               -----------

IOWA (0.5%)
       10,000     Iowa School Cash Anticipation Program, (Iowa
                    School Corp., Warrant Certificates, Series B),
                    FSA Insured....................................      RAW              01/28/99    4.250     10,027,595
                                                                                                               -----------

KANSAS (0.1%)
        2,000     Garden City, (IDR, Inland Container Corp.
                    Project, Series 1983, due 01/01/08), LOC CS
                    First Boston...................................     VRDN              09/01/98(b)  3.500     2,000,000
                                                                                                               -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY        MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE            DATE           RATE        VALUE
--------------    -------------------------------------------------  --------   ------------------   ------    -----------
KENTUCKY (0.8%)
$       9,400     Kentucky Turnpike Authority, (Resource Recovery,
                    Series 17, due 07/01/03), FSA Insured..........     VRDN              09/02/98(b)  3.600%  $ 9,400,000
        6,000     Mayfield, (Multi-City Lease Revenue, Kentucky
                    League of Cities Funding Trust, due 07/01/26),
                    LOC PNC Bank...................................     VRDN              09/02/98(b)  3.500     6,000,000
                                                                                                               -----------
                                                                                                                15,400,000
                                                                                                               -----------

LOUISIANA (1.5%)
        4,500     Ascension Parish, (PCR, Refunding, Borden Inc.
                    Project, Series 1992, due 12/01/09), LOC CS
                    First Boston...................................     VRDN              09/02/98(b)  3.220     4,500,000
        7,000     Lake Charles Harbor and Terminal District,
                    (Reynolds Metals Co. Project, due 05/01/06),
                    LOC Canadian Imperial Bank.....................     VRDN              09/02/98(b)  3.220     7,000,000
        7,355     Louisiana Public Facilities Authority,
                    (Refunding, Series 1985, due 12/01/00), MBIA
                    Insured........................................     VRDN              09/02/98(b)  3.400     7,355,000
        5,400     Louisiana Public Facilities Authority, (Sisters
                    of Charity, Series E, due 07/01/23)............     VRDN              09/02/98(b)  3.300     5,400,000
        3,800     South Louisiana Communication Port, (Refunding,
                    Occidental Petroleum Co., due 07/01/18), LOC
                    Wachovia Bank of Georgia.......................     VRDN              09/02/98(b)  3.300     3,800,000
                                                                                                               -----------
                                                                                                                28,055,000
                                                                                                               -----------

MARYLAND (3.1%)
       10,000     Anne Arundel County, (PCR, Baltimore Gas and
                    Electric Co. Project, Series 1984, due
                    07/01/14)......................................      TPP              07/01/99(v)  3.730    10,000,000
       14,000     Baltimore County Metro District..................       CP              12/08/98    3.550     14,000,000
        7,195     Maryland Health & Higher Education Facilities
                    Authority, (due 07/01/16)......................     VRDN              09/03/98(b)  3.450     7,195,000
       13,200     Montgomery County Housing Opportunities
                    Commision, (MFHR, Grosvenor, Series A, due
                    07/15/07), FNMA Insured........................     VRDN              09/02/98(b)  3.220    13,200,000
       13,300     Montgomery County, (Series 1995).................       CP              10/08/98    3.550     13,300,000
                                                                                                               -----------
                                                                                                                57,695,000
                                                                                                               -----------

MASSACHUSETTS (4.5%)
       20,900     Massachusetts Bay Transportation Authority, LOC
                    West Deutsche Landesbank.......................       CP     09/04/98-10/19/98   3.550-3.600  20,900,000
       23,380     Massachusetts Health & Education Facilities
                    Authority, (Cap Assets Program, Series D, due
                    01/01/35), MBIA Insured........................     VRDN              09/01/98(b)  3.050    23,380,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY        MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE            DATE           RATE        VALUE
--------------    -------------------------------------------------  --------   ------------------   ------    -----------
MASSACHUSETTS (CONTINUED)
$      18,680     Massachusetts Health & Education Facilities
                    Authority, (Harvard University, due
                    02/01/16)......................................     VRDN              09/03/98(b)  3.100%  $18,680,000
        9,915     Massachusetts Housing Finance Agency, (Class A
                    Certificates, Series A, due 07/01/18)..........     VRDN              09/03/98(b)  3.370     9,915,000
        9,290     Massachusetts Housing Finance Agency, (due
                    07/01/18)......................................     VRDN              09/03/98(b)  3.430     9,290,000
                                                                                                               -----------
                                                                                                                82,165,000
                                                                                                               -----------

MICHIGAN (3.2%)
       25,700     Michigan.........................................       GO              09/30/98    4.500     25,717,293
        3,000     Michigan Job Development Authority, (Gordon Food
                    Service Project, due 08/01/15), LOC Rabobank
                    Nederland......................................     VRDN              09/03/98(b)  3.200     3,000,000
        8,000     Michigan Strategic Fund Ltd., (Lutheran Homes of
                    Michigan Project, due 09/01/17), LOC National
                    Bank of Detroit................................     VRDN              09/02/98(b)  3.250     8,000,000
        6,900     Michigan Strategic Fund Ltd., (Reserve 1, Series
                    1995, due 09/01/30), LOC Barclays Bank PLC.....     VRDN              09/01/98(b)  3.250     6,900,000
        9,025     Midland County Economic Development Corp., (Dow
                    Chemical Co. Project, Refunding, Series B, due
                    12/01/15)......................................     VRDN              09/01/98(b)  3.300     9,025,000
        5,900     Regents of the University of Michigan, (Series
                    A).............................................       CP              09/14/98    3.450      5,900,000
                                                                                                               -----------
                                                                                                                58,542,293
                                                                                                               -----------

MINNESOTA (0.4%)
        7,690     Minnesota, (due 06/01/15)........................     VRDN              09/03/98(b)  3.450     7,690,000
                                                                                                               -----------

MISSOURI (1.8%)
       13,600     Missouri Development Finance Board, (Sci City
                    Union Station, Series C, due 12/01/03), LOC
                    Canadian Imperial Bank.........................      TPP              09/01/98(v)  3.850    13,600,000
        1,100     Missouri Environmental Impact Authority & Energy
                    Resource Authority, (Bayer Corp. Project,
                    Refunding, due 03/01/09).......................     VRDN              09/01/98(b)  3.300     1,100,000
       11,000     Missouri Environmental Improvement and Energy
                    Resources Authority, (PCR, Union Electric Co.
                    Project, Series 1984B due 06/01/14), LOC Union
                    Bank of Switzerland............................      TPP              06/01/99(v)  3.750    11,000,000
        6,730     Missouri Infrastructure Facilities Development
                    Finance Board, (Sci City Union Station, Series
                    C, due 12/01/03), LOC Canadian Imperial Bank...     VRDN              09/01/98(b)  3.850     6,730,000
                                                                                                               -----------
                                                                                                                32,430,000
                                                                                                               -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY        MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE            DATE           RATE        VALUE
--------------    -------------------------------------------------  --------   ------------------   ------    -----------
NEBRASKA (0.6%)
$      11,900     Lancaster County Hospital Authority, (Refunding,
                    Bryan Memorial Hospital Project #1, due
                    06/01/12), MBIA Insured........................     VRDN              09/02/98(b)  3.150%  $11,900,000
                                                                                                               -----------

NEVADA (0.4%)
        7,600     Clark County, (Refunding, Airport Improvement
                    Revenue, Series A, due 07/01/12), MBIA
                    Insured........................................     VRDN              09/02/98(b)  3.150     7,600,000
                                                                                                               -----------

NEW YORK (10.8%)
       16,000     Long Island Power Authority, (Series 4)..........       CP              09/08/98    3.700     16,000,000
        5,000     Metropolitan Transportation Commuter Facilities
                    Authority, (due 07/01/26)......................     VRDN              09/03/98(b)  3.430     5,000,000
       12,000     New York City, (due 08/01/17)....................     VRDN              09/03/98(b)  3.460    12,000,000
        8,000     New York City Municipal Assistance Corp.,
                    (Subseries K-2, due 07/01/08)..................     VRDN              09/02/98(b)  2.750     8,000,000
       15,900     New York City Municipal Water Finance Authority,
                    (Water and Sewer Systems, due 06/15/24)........     VRDN              09/03/98(b)  3.460    15,900,000
        6,100     New York City Municipal Water Finance Authority,
                    (Water and Sewer Systems, Series 29, due
                    06/15/30)......................................     VRDN              09/02/98(b)  3.600     6,100,000
        8,940     New York Dormitory Authority, (due 07/01/25).....     VRDN              09/02/98(b)  3.600     8,940,000
       19,255     New York Environmental Facilities Corp., (PCR,
                    due 06/15/12)..................................     VRDN              09/03/98(b)  3.430    19,255,000
       15,900     New York Local Government Assistance Corp.,
                    (Series SG-99, due 04/01/11)...................     VRDN              09/03/98(b)  3.360    15,900,000
        8,140     New York Medical Care Facilities Finance Agency,
                    (due 02/15/29).................................     VRDN              09/03/98(b)  3.370     8,140,000
       22,000     New York State and Local Government Assistance
                    Corp., (Series G, due 04/01/25), LOC Bank of
                    Nova Scotia....................................     VRDN              09/02/98(b)  2.750    22,000,000
       12,000     New York State Energy Research and Development
                    Authority, (PCR, Lilco Project, Series 1985B,
                    due 03/01/16), LOC Deutsche Bank AG............       OP              03/01/99(v)  3.580    12,000,000
        9,735     New York State Energy Research and Development
                    Authority, (PCR, New York Electric and Gas,
                    Series 1985D, due 12/01/15), LOC Union Bank of
                    Switzerland....................................       OP              12/01/98(v)  3.600     9,735,000
        8,650     New York Urban Development Corp., (Series SG-33,
                    due 01/01/25)..................................     VRDN              09/03/98(b)  3.360     8,650,000
        5,300     Niagara Falls Bridge Commission, (Series A, due
                    10/01/19), FGIC Insured........................     VRDN              09/02/98(b)  2.800     5,300,000
       13,090     Port Authority of New York & New Jersey, (Private
                    Placement, due 12/01/14).......................     VRDN              09/01/98(b)  3.637    13,090,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY        MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE            DATE           RATE        VALUE
--------------    -------------------------------------------------  --------   ------------------   ------    -----------
NEW YORK (CONTINUED)
$       7,200     State of New York................................       CP              10/01/98    3.500%   $ 7,200,000
        5,000     Triborough Bridge & Tunnel Authority, (Special
                    Obligation, due 01/01/24), FGIC Insured........     VRDN              09/02/98(b)  2.800     5,000,000
                                                                                                               -----------
                                                                                                               198,210,000
                                                                                                               -----------

NORTH CAROLINA (4.1%)
        2,200     Charlotte, (Refunding, Airport Revenue, Series A,
                    due 07/01/16), MBIA Insured....................     VRDN              09/02/98(b)  3.150     2,200,000
        4,000     Greensboro Enterprise Systems, (Series B, due
                    06/01/22), LOC Credit Local De France..........     VRDN              09/02/98(b)  3.150     4,000,000
        7,700     North Carolina Educational Facilities Finance
                    Agency, (Bowman Grey School Medical Project,
                    due 09/01/20), LOC Wachovia Bank & Trust.......     VRDN              09/03/98(b)  3.220     7,700,000
        6,000     North Carolina Educational Facilities Finance
                    Agency, (Bowman Grey School Medical Project,
                    due 09/01/26), LOC Wachovia Bank...............     VRDN              09/02/98(b)  3.220     6,000,000
       10,310     North Carolina Educational Facilities Finance
                    Agency, (Elon College, due 01/01/21), LOC
                    Nationsbank N.A................................     VRDN              09/02/98(b)  3.200    10,310,000
        6,500     North Carolina Educational Facilities Finance
                    Agency, (Greensboro College, due 09/01/27).....     VRDN              09/02/98(b)  3.200     6,500,000
        4,955     North Carolina Educational Facilities Finance
                    Agency, (Guilford College, due 05/01/24), MBIA
                    Insured........................................     VRDN              09/02/98(b)  3.400     4,955,000
       20,500     North Carolina Medical Care Community Health
                    System, (Catholic Health East, Series D, due
                    11/15/28), AMBAC Insured.......................     VRDN              09/02/98(b)  3.300    20,500,000
       10,175     North Carolina, (due 03/01/11)...................     VRDN              09/03/98(b)  3.450    10,175,000
        4,000     Wake County Industrial Facilities and Pollution
                    Control Financing Authority, (PCR, Carolina
                    Power & Light Project, Series 1985A, due
                    05/01/15), LOC CS First Boston.................     VRDN              09/02/98(b)  3.220     4,000,000
                                                                                                               -----------
                                                                                                                76,340,000
                                                                                                               -----------

OHIO (2.1%)
       18,445     Hamilton County Hospital Facilities Revenue,
                    (Health Alliance, Series A, due 01/01/18), MBIA
                    Insured........................................     VRDN              09/02/98(b)  3.220    18,445,000
        4,900     Ohio Air Quality Development Authority,
                    (Refunding, Cincinnati Gas & Electric, Series
                    1985A, due 09/01/30), LOC ABN Amro Bank........     VRDN              09/01/98(b)  3.200     4,900,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY        MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE            DATE           RATE        VALUE
--------------    -------------------------------------------------  --------   ------------------   ------    -----------
OHIO (CONTINUED)
$       7,000     Student Loan Funding Corp., (Cincinnati Student
                    Loan Revenue, Series 1983A, due 12/29/98), LOC
                    Bank of America................................     VRDN              09/02/98(b)  3.200%  $ 7,000,000
        8,225     Warren County Health Care Facilities, (Refunding
                    & Improvement - Otterbein, Series A, due
                    07/01/21), LOC Fifth Third Bank................     VRDN              09/02/98(b)  3.300     8,225,000
                                                                                                               -----------
                                                                                                                38,570,000
                                                                                                               -----------

OTHER (2.7%)
       50,000     Puttable Floating Option/ Tax Exempt Receipt (due
                    10/01/30), LOC Societe Generale................      TPP              09/03/98(v)  3.650    50,000,000
                                                                                                               -----------

PENNSYLVANIA (4.3%)
       25,000     Delaware County Regional Finance Authority, (Mode
                    1, due 08/01/16), LOC Credit Suisse First
                    Boston.........................................     VRDN              09/02/98(b)  3.200    25,000,000
       11,900     Delaware County, (Series 1998-B).................       CP              09/01/98    3.500     11,900,000
       11,600     Delaware Valley Regional Finance Authority,
                    (Series C, due 12/01/20), LOC CS First
                    Boston.........................................     VRDN              09/02/98(b)  3.200    11,600,000
        2,100     Delaware Valley Regional Finance Authority,
                    (Series D, due 12/01/20), LOC CS First
                    Boston.........................................     VRDN              09/02/98(b)  3.200     2,100,000
        7,000     Montgomery County Industrial Development
                    Authority, (Pico Energy Project)...............       CP              11/09/98    3.600      7,000,000
       22,000     Philadelphia, (Series A).........................     TRAN              06/30/99     4.25     22,107,874
                                                                                                               -----------
                                                                                                                79,707,874
                                                                                                               -----------

SOUTH CAROLINA (0.2%)
        4,300     Berkeley County, (Refunding, Bayer Corp. Project,
                    due 03/01/09)..................................     VRDN              09/01/98(b)  3.300     4,300,000
                                                                                                               -----------

SOUTH DAKOTA (0.5%)
        9,000     Lawrence County, (PCR, Refunding, Homestake
                    Mining, Series B, due 07/01/32), LOC Chase
                    Manhattan Bank.................................     VRDN              09/01/98(b)  3.250     9,000,000
                                                                                                               -----------

TENNESSEE (2.0%)
        4,100     Bradley County Industrial Development Board,
                    (Olin Corp. Project, Series C, due 11/01/17),
                    LOC Wachovia Bank..............................     VRDN              09/01/98(b)  3.300     4,100,000
        3,100     Collierville Industrial Development Board, (due
                    03/01/00), LOC National City Bank of
                    Cleveland......................................     VRDN              09/03/98(b)  5.525     3,100,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY        MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE            DATE           RATE        VALUE
--------------    -------------------------------------------------  --------   ------------------   ------    -----------
TENNESSEE (CONTINUED)
$       6,500     Knox County Industrial Development Board, (IDR,
                    Professional Plaza Project, due 06/01/06)......     VRDN              09/15/98(b)  3.500%  $ 6,500,000
        9,700     Metro Government Nashville & Davidson County,
                    (due 05/15/25).................................     VRDN              09/03/98(b)  3.450     9,700,000
        5,200     Tennessee State, (Series A, due 07/02/01)........     VRDN              09/02/98(b)  3.150     5,200,000
        9,000     Tennessee State, (Series C, due 07/02/01)........     VRDN              09/02/98(b)  3.150     9,000,000
                                                                                                               -----------
                                                                                                                37,600,000
                                                                                                               -----------

TEXAS (12.3%)
        7,000     Bexar County, (Health Facilities Development
                    Corporation, Warm Springs Haelthcare Systems,
                    due 09/01/27), LOC Texas Commerce Bank.........     VRDN              09/01/98(b)  3.409     7,000,000
        8,707     Dallas, (Waterworks & Sewer Authority, Series
                    B).............................................       CP              11/19/98    3.550      8,707,000
        1,500     El Paso Industrial Development Authority, (Contel
                    Cellular of El Paso Inc. Project, Series 1985,
                    due 02/01/04), LOC Bank of Nova Scotia.........     VRDN              09/03/98(b)  5.525     1,500,000
        9,000     Grayson County Industrial Development Corp.,
                    (Aluminum Co. of America, Refunding, Series
                    1992, due 12/01/02)............................     VRDN              09/03/98(b)  3.350     9,000,000
        3,700     Guadalupe-Blanco River Authority, (PCR,
                    Refunding, Central Power & Light Co. Project,
                    due 11/01/15), LOC ABN Amro Bank N.V...........     VRDN              09/01/98(b)  3.300     3,700,000
        1,400     Gulf Coast Waste Disposal Authority, (PCR,
                    Refunding, Amoco Oil Co. Project, due
                    10/01/17)......................................     VRDN              09/01/98(b)  3.200     1,400,000
        6,200     Harris County Health Facilities Development
                    Corp., (Memorial Hospital Systems Project,
                    Series B, due 06/01/24) MBIA Insured...........     VRDN              09/02/98(b)  3.150     6,200,000
       45,800     Harris County Health Facilities, (Series
                    1997A).........................................       CP              09/08/98    3.550     45,800,000
        2,790     Harris County Industrial Development Corp.,
                    (Johann Haltermann Project, Series 1996A, due
                    04/01/08), LOC Texas Commerce Bank.............     VRDN              09/03/98(b)  3.300     2,790,000
        2,090     Harris County Industrial Development Corp.,
                    (Johann Haltermann Project, Series 1996B, due
                    04/01/08), LOC Texas Commerce Bank.............     VRDN              09/03/98(b)  3.300     2,090,000
       10,900     Houston Water & Sewer Systems, (due 12/01/23)....     VRDN              09/03/98(b)  3.400    10,900,000
        8,000     Houston Water & Sewer Systems, (Series PZ-11, due
                    12/01/28)......................................     VRDN              09/03/98(b)  3.610     8,000,000
          400     Lone Star Airport Improvement Authority,
                    (Multiple Mode, Series A-1, due 12/01/14), LOC
                    Royal Bank of Canada...........................     VRDN              09/01/98(b)  3.375       400,000
          400     Lone Star Airport Improvement Authority,
                    (Multiple Mode, Series B-1, due 12/01/14), LOC
                    Royal Bank of Canada...........................     VRDN              09/01/98(b)  3.375       400,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY        MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE            DATE           RATE        VALUE
--------------    -------------------------------------------------  --------   ------------------   ------    -----------
TEXAS (CONTINUED)
$       1,400     Lone Star Texas Airport Improvement Authority,
                    (Series 1984 B-3, due 12/01/14), LOC Royal Bank
                    of Canada......................................     VRDN              09/01/98(b)  3.375%  $ 1,400,000
        4,500     Mansfield Industrial Development Corp., (Pier 1
                    Import-Texas Inc. Project, Series 1986, due
                    11/01/26), LOC Bank of Texas...................     VRDN              09/02/98(b)  3.420     4,500,000
        3,900     Port Development Corp., (Refunding, Stolt Marine
                    Terminal Project, due 01/15/14), LOC Canadian
                    Imperial Bank..................................     VRDN              09/02/98(b)  3.200     3,900,000
        2,550     Sabine River Authority, (PCR, Series 1995B, due
                    06/01/30), LOC Union Bank of Switzerland.......     VRDN              09/01/98(b)  3.850     2,550,000
        7,600     Tarrant County Health Facilities, (due
                    02/15/17)......................................     VRDN              09/03/98(b)  3.450     7,600,000
        1,040     Texas Higher Education Authority Inc, (Series
                    1985B, due 02/01/25), FGIC Insured.............     VRDN              09/02/98(b)  3.400     1,040,000
       28,100     Texas Public Financial Authority.................       CP              09/15/98    3.650     28,100,000
       37,500     Texas State......................................     TRAN              08/31/99    4.500     37,890,375
       10,240     Texas State, (due 10/01/14)......................     VRDN              09/03/98(b)  3.610    10,240,000
       12,475     Texas, (Veterans Housing Assistance - Fund I, due
                    12/01/16), VA Gauranteed.......................     VRDN              09/02/98(b)  3.150    12,475,000
        7,800     Travis County Health Facilities Development
                    Corp., (Charity Obligation Group, Series E, due
                    11/01/27)......................................     VRDN              09/02/98(b)  3.150     7,800,000
        2,200     Waller County Industrial Development Corp., (IDR,
                    Refunding, Tubular Steel Project, due
                    09/01/99), LOC Wachovia Bank of Georgia........     VRDN              09/02/98(b)  3.250     2,200,000
                                                                                                               -----------
                                                                                                               227,582,375
                                                                                                               -----------

UTAH (3.5%)
        2,565     Carbon County, (PCR, Refunding, Pacificorp
                    Project, Series 1994, due 11/01/24), LOC Bank
                    of New York....................................     VRDN              09/01/98(b)  3.300     2,565,000
        9,000     Intermountain Power Agency, (Utah Power Supply
                    Revenue, Series 1985F, due 07/01/15), LOC Swiss
                    Bank...........................................      TPP              03/15/99(v)  3.450     9,000,000
       31,400     Intermountain Power Authority, LOC Bank of
                    America........................................       CP     10/15/98-11/18/98   3.500-3.550  31,400,000
       21,825     Utah State, (due 07/01/11).......................     VRDN              09/03/98(b)  3.450    21,825,000
                                                                                                               -----------
                                                                                                                64,790,000
                                                                                                               -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY        MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE            DATE           RATE        VALUE
--------------    -------------------------------------------------  --------   ------------------   ------    -----------
VERMONT (0.4%)
$       6,600     Vermont Student Loan Assistance Corp., (Series
                    1985, due 01/01/04), LOC National Westminster
                    Bank PLC.......................................     VRDN              09/01/98(b)  3.550%  $ 6,600,000
                                                                                                               -----------

VIRGINIA (2.1%)
       36,900     Loudoun County Industrial Development Authority,
                    (Refunding, Falcons Landing Project, due
                    11/01/28), LOC Bank of Scotland................     VRDN              09/02/98(b)  3.250    36,900,000
        1,000     Virginia Beach Industrial Development Authority,
                    (IDR, Norfolk Virginia Beach, Portsmouth MSA
                    Limited Partnership Project, due 12/01/04), LOC
                    Bank of Nova Scotia............................     VRDN              09/01/98(b)  5.525     1,000,000
           50     Virginia State Housing Development Authority,
                    (AHC Service Corp., Series 1987A, due
                    09/01/17), LOC Mitsubishi Ltd..................     VRDN              09/02/98(b)  3.800        50,000
                                                                                                               -----------
                                                                                                                37,950,000
                                                                                                               -----------

WASHINGTON (1.2%)
        6,400     Seattle, (Water System Revenue, Series 1995, due
                    09/01/25), LOC Bayerische Landesbank...........     VRDN              09/02/98(b)  3.220     6,400,000
        5,000     Washington Public Power Supply System,
                    (Refunding, Project No. 2, Series 2A-1, due
                    07/01/12), MBIA Insured........................     VRDN              09/02/98(b)  3.150     5,000,000
        2,850     Washington State Health Care Facilities
                    Authority, (VA Mason Medical Center, Refunding,
                    Series B, due 02/15/27), MBIA Insured..........     VRDN              09/01/98(b)  3.375     2,850,000
        7,000     Washington State, (Series SG-37, due 07/01/17)...     VRDN              09/03/98(b)  3.400     7,000,000
                                                                                                               -----------
                                                                                                                21,250,000
                                                                                                               -----------

WEST VIRGINIA (0.6%)
       10,400     Marshall County, (Refunding, Bayer Corporation
                    Project, due 03/01/09).........................     VRDN              09/01/98(b)  3.330    10,400,000
                                                                                                               -----------

WISCONSIN (2.2%)
        6,500     Milwaukee, (Series 22-D).........................     TRAN              02/25/99    4.000      6,500,000
       25,000     Milwaukee, (Series A)............................      RAN              02/25/99    4.000     25,171,207
        9,200     Wisconsin Health & Educational Facilities
                    Authority, (St. Luke's Medical Center,
                    Remarketed 03/10/97, due 12/01/17), LOC First
                    National Bank of Chicago.......................     VRDN              09/02/98(b)  3.250     9,200,000
                                                                                                               -----------
                                                                                                                40,871,207
                                                                                                               -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY        MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE            DATE           RATE        VALUE
--------------    -------------------------------------------------  --------   ------------------   ------    -----------
WYOMING (1.8%)
$      20,550     Platte County, (PCR, Tri-State G&T, Series A, due
                    07/01/14), LOC Societe Generale................     VRDN              09/01/98(b)  3.850%  $20,550,000
        8,700     Sweetwater County, (PCR, Refunding, Pacificorp
                    Project, Series A, due 07/01/15), LOC Credit
                    Suisse.........................................     VRDN              09/02/98(b)  3.300     8,700,000
        3,000     Sweetwater County, (PCR, Refunding, Pacificorp
                    Project, Series B, due 01/01/14), LOC Canadian
                    Imperial Bank..................................     VRDN              09/01/98(b)  3.850     3,000,000
                                                                                                               -----------
                                                                                                                32,250,000
                                                                                                               -----------
                  TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (101.1%)...................................    1,864,934,441
                                                                                                               -----------
                  LIABILITIES IN EXCESS OF OTHER ASSETS (-1.1%)............................................    (20,798,514)
                                                                                                               -----------
                  NET ASSETS (100.0%)......................................................................    $1,844,135,927
                                                                                                               -----------
                                                                                                               -----------

------------------------------
(b) Variable Rate Demand Note tender dates and/or interest rates are reset at specified intervals which coincide with their tender feature. The actual maturity date is indicated in the security description.

(v) Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate. The due date in the security description reflects the final maturity date.

Abbreviations used in the Schedule of Investments are as follows:

AMBAC - Ambac Indemnity Corp., CP - Commercial Paper, FGIC - Financial Guaranty Insurance Co., FSA - Financial Securities Assistance, GO - General Obligation, IDR - Industrial Development Revenue, LOC - Letter of Credit, MBIA - Municipal Bond Investors Assurance Corp., MFHR - Multi-family Housing Revenue, OP - Optional Put, PCR - Pollution Control Revenue, RAN - Revenue Anticipation Note, RAW - Revenue Anticipation Warrant, RB - Revenue Bond, TAN - Tax Anticipation Note, TPP - Third Party Put, TRAN - Tax Revenue Anticipation Note, VRDN - Variable Rate Demand Note.

Refunding - Bonds for which the issuer has issued new bonds and canceled the old issue.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $1,864,934,441
Cash                                                    3,265,686
Receivable for Investments Sold                         4,100,000
Interest Receivable                                    10,116,965
Prepaid Trustees' Fees                                      3,770
Prepaid Expenses and Other Assets                             471
                                                   --------------
    Total Assets                                    1,882,421,333
                                                   --------------
LIABILITIES
Payable for Investments Purchased                      37,890,375
Advisory Fee Payable                                      243,377
Custody Fee Payable                                        48,192
Administrative Services Fee Payable                        45,284
Administration Fee Payable                                  5,209
Fund Services Fee Payable                                   1,799
Accrued Expenses                                           51,170
                                                   --------------
    Total Liabilities                                  38,285,406
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $1,844,135,927
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED AUGUST 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $61,493,341
EXPENSES
Advisory Fee                                       $2,710,567
Administrative Services Fee                           502,654
Custodian Fees and Expenses                           317,400
Professional Fees and Expenses                         64,559
Fund Services Fee                                      53,097
Administration Fee                                     24,913
Trustees' Fees and Expenses                            21,621
Miscellaneous                                          17,586
                                                   ----------
    Total Expenses                                                3,712,397
                                                                -----------
NET INVESTMENT INCOME                                            57,780,944
NET REALIZED GAIN ON INVESTMENTS                                     58,974
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $57,839,918
                                                                -----------
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL    FOR THE FISCAL
                                                     YEAR ENDED        YEAR ENDED
                                                   AUGUST 31, 1998   AUGUST 31, 1997
                                                   ---------------   ---------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    57,780,944   $    42,392,039
Net Realized Gain (Loss) on Investments                     58,974           (28,778)
                                                   ---------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                        57,839,918        42,363,261
                                                   ---------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        8,287,690,613     4,757,986,948
Withdrawals                                         (7,897,457,444)   (4,618,864,155)
                                                   ---------------   ---------------
    Net Increase from Investors' Transactions          390,233,169       139,122,793
                                                   ---------------   ---------------
    Total Increase in Net Assets                       448,073,087       181,486,054
NET ASSETS
Beginning of Fiscal Year                             1,396,062,840     1,214,576,786
                                                   ---------------   ---------------
End of Fiscal Year                                 $ 1,844,135,927   $ 1,396,062,840
                                                   ---------------   ---------------
                                                   ---------------   ---------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL YEAR ENDED AUGUST
                                                                 31,
                                                   --------------------------------
                                                   1998   1997   1996   1995   1994
                                                   ----   ----   ----   ----   ----
RATIOS TO AVERAGE NET ASSETS
  Expenses                                         0.22%  0.24%  0.25%  0.25%  0.25%
  Net Investment Income                            3.38%  3.34%  3.40%  3.61%  2.37%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tax Exempt Money Market Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $955,814,753 on that date from The Pierpont Tax Exempt Money Market Fund in exchange for a beneficial interest in the portfolio. The portfolio's investment objective is to provide a high level of current income exempt from federal income tax and maintain a high level of liquidity.The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the Agreement, the portfolio pays Morgan at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. Effective October 1, 1998 the portfolio's Investment Advisor will be J.P. Morgan Investment Management Inc., a wholly owned subsidiary of J.P. Morgan & Co. Inc., and the terms of the Agreement will remain the same. For the fiscal year ended August 31, 1998, such fees amounted to $2,710,567.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1998
--------------------------------------------------------------------------------
      compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended August 31, 1998, the fee for these services amounted to $24,913.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which Morgan acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended August 31, 1998, the fee for these services amounted to $502,654.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $53,097 for the fiscal year ended August 31, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds (formerly The JPM Pierpont Funds), the J.P. Morgan Institutional Funds (formerly The JPM Institutional Funds), the master portfolios, and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $11,200.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Tax Exempt Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Tax Exempt Money Market Portfolio (the "portfolio") at August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
October 15, 1998

J.P. MORGAN FUNDS

     PRIME MONEY MARKET FUND

     FEDERAL MONEY MARKET FUND

     TAX EXEMPT MONEY MARKET FUND

     CALIFORNIA MONEY MARKET FUND

     SHORT TERM BOND FUND

     BOND FUND

     GLOBAL STRATEGIC INCOME FUND

     EMERGING MARKETS DEBT FUND

     TAX EXEMPT BOND FUND

     NEW YORK TOTAL RETURN BOND FUND

     CALIFORNIA BOND FUND: SELECT SHARES

     DIVERSIFIED FUND

     DISCIPLINED EQUITY FUND

     U.S. EQUITY FUND

     U.S. SMALL COMPANY FUND

     U.S. SMALL COMPANY OPPORTUNITIES FUND

     TAX AWARE U.S. EQUITY FUND: SELECT SHARES

     INTERNATIONAL EQUITY FUND

     EUROPEAN EQUITY FUND

     INTERNATIONAL OPPORTUNITIES FUND

     EMERGING MARKETS EQUITY FUND

     GLOBAL 50 FUND: SELECT SHARES




FOR MORE INFORMATION ON THE J.P. MORGAN
FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT
(800) 521-5411.
JP228AR_988


J.P. MORGAN
TAX EXEMPT
MONEY MARKET
FUND
















ANNUAL REPORT
AUGUST 31, 1998